Acquisition of Businesses - Schedule of total consideration for the acquisition of ProfoundBio (Details) - USD ($) $ in Millions		6 Months Ended
	May 21, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about business combination [line items]
Cash used for acquisition of business		$ 0	$ 1,783
ProfoundBio
Disclosure of detailed information about business combination [line items]
Cash paid for outstanding shares	$ 1,718
Cash for equity compensation attributable to pre-combination service	187
Total consideration	1,905
Cash acquired	(122)
Cash used for acquisition of business	$ 1,783